Investments (Details) - USD ($)		1 Months Ended		12 Months Ended
	Feb. 01, 2023	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Short Term Investments [Abstract]
Interest income				$ 42,533	$ 43,188	$ 43,493
Equity interest percentage	10.00%	25.00%	6.00%
Company acquired equity interest	$ 7,538	$ 6,853,070	$ 3,479,252
Convertible Debts [Member]
Short Term Investments [Abstract]
Convertible debt				Jun. 12, 2024
Convertible debt instrument annual interest rate				6.00%